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
               AIM COUNSELOR SERIES TRUST                                                AIM FUNDS GROUP

          AIM Advantage Health Sciences Fund -                       AIM Basic Balanced Fund - Class A, B, C, R and Investor
                    Class A, B and C                                         Supplement dated December 8, 2005 to the
        Supplement dated December 8, 2005 to the                                 Prospectus dated April 29, 2005
           Prospectus dated December 3, 2004                                         as revised July 18, 2005
as supplemented December 3, 2004, December 29, 2004(A),                         and as supplemented July 18, 2005
     March 2, 2005, March 4, 2005, April 29, 2005,
          July 1, 2005 and September 16, 2005                           AIM European Small Company Fund - Class A, B and C
                                                                        AIM Mid Cap Basic Value Fund - Class A, B, C and R
        AIM Multi-Sector Fund - Class A, B and C                         AIM Small Cap Equity Fund - Class A, B, C and R
        Supplement dated December 8, 2005 to the                             Supplement dated December 8, 2005 to the
           Prospectus dated December 3, 2004                                    Prospectuses dated April 29, 2005
 as supplemented December 3, 2004, December 29, 2004(A),                           as supplemented July 1, 2005
          December 29, 2004(B), March 2, 2005,
            July 1, 2005 and October 3, 2005                                 AIM Global Value Fund - Class A, B and C
                                                                             Supplement dated December 8, 2005 to the
                    AIM EQUITY FUNDS                                             Prospectus dated April 29, 2005
                                                                          as supplemented July 1, 2005, August 5, 2005,
              AIM Aggressive Growth Fund -                                    October 25, 2005 and December 7, 2005
                  Class A, B, C and R
        Supplement dated December 8, 2005 to the                     AIM International Small Company Fund - Class A, B and C
           Prospectus dated February 28, 2005                                Supplement dated December 8, 2005 to the
    as supplemented July 1, 2005, September 16, 2005                             Prospectus dated April 29, 2005
                 and November 14, 2005                                  as supplemented July 1, 2005 and November 9, 2005

             AIM Capital Development Fund -                               AIM Premier Equity Fund - Class A, B, C and R
             Class A, B, C, R and Investor                                   Supplement dated December 8, 2005 to the
            AIM Large Cap Basic Value Fund -                                     Prospectus dated April 29, 2005
             Class A, B, C, R and Investor                              as supplemented July 1, 2005 and November 14, 2005
              AIM Large Cap Growth Fund -
             Class A, B, C, R and Investor                                  AIM Select Equity Fund - Class A, B and C
        Supplement dated December 8, 2005 to the                             Supplement dated December 8, 2005 to the
          Prospectuses dated February 28, 2005                                   Prospectus dated April 29, 2005
              as supplemented July 1, 2005                                       as supplemented July 1, 2005 and
                                                                                        September 21, 2005
   AIM Blue Chip Fund - Class A, B, C, R and Investor
     AIM Mid Cap Growth Fund - Class A, B, C and R                                      AIM GROWTH SERIES
        Supplement dated December 8, 2005 to the
          Prospectuses dated February 28, 2005                              AIM Basic Value Fund - Class A, B, C and R
   as supplemented July 1, 2005 and November 14, 2005               AIM Moderate Growth Allocation Fund - Class A, B, C and R
                                                                          AIM Moderately Conservative Allocation Fund -
         AIM Charter Fund - Class A, B, C and R                                        Class A, B, C and R
        Supplement dated December 8, 2005 to the                             Supplement dated December 8, 2005 to the
           Prospectus dated February 28, 2005                                   Prospectuses dated April 29, 2005
            as supplemented July 1, 2005 and                                       as supplemented July 1, 2005
                    October 31, 2005
                                                                           AIM Global Equity Fund - Class A, B, C and R
      AIM Constellation Fund - Class A, B, C and R                       AIM Income Allocation Fund - Class A, B, C and R
        Supplement dated December 8, 2005 to the                             Supplement dated December 8, 2005 to the
           Prospectus dated February 28, 2005                                  Prospectuses dated October 31, 2005
    as supplemented July 1, 2005, September 16, 2005
                  and October 31, 2005                                  AIM Mid Cap Core Equity Fund - Class A, B, C and R
                                                                             Supplement dated December 8, 2005 to the
            AIM Diversified Dividend Fund -                                      Prospectus dated April 29, 2005
             Class A, B, C, R and Investor                                 as supplemented May 12, 2005, May 13, 2005,
        Supplement dated December 8, 2005 to the                      July 1, 2005, September 16, 2005, and October 3, 2005
           Prospectus dated October 25, 2005
                                                                         AIM Small Cap Growth Fund - Class A, B, C and R
       AIM Weingarten Fund - Class A, B, C and R                             Supplement dated December 8, 2005 to the
        Supplement dated December 8, 2005 to the                                 Prospectus dated April 29, 2005
           Prospectus dated February 28, 2005                              as supplemented May 12, 2005, May 13, 2005,
     as supplemented July 1, 2005, October 31, 2005                             July 1, 2005, October 3, 2005 and
                 and November 14, 2005                                                   October 6, 2005

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


             AIM INTERNATIONAL MUTUAL FUNDS                                               AIM SECTOR FUNDS

    AIM Asia Pacific Growth Fund - Class A, B and C                         AIM Energy Fund - Class A, B, C and Investor
               AIM European Growth Fund -                             AIM Financial Services Fund - Class A, B, C and Investor
             Class A, B, C, R and Investor                          AIM Gold & Precious Metals Fund - Class A, B, C and Investor
          AIM International Core Equity Fund -                            AIM Leisure Fund - Class A, B, C, R and Investor
             Class A, B, C, R and Investor                                AIM Technology Fund - Class A, B, C and Investor
  AIM International Growth Fund - Class A, B, C and R                     AIM Utilities Fund - Class A, B, C and Investor
        Supplement dated December 8, 2005 to the                              Supplement dated December 8, 2005 to the
          Prospectuses dated February 28, 2005                                  Prospectuses dated October 25, 2005
              as supplemented July 1, 2005
                                                                                  AIM SPECIAL OPPORTUNITIES FUNDS
  AIM Global Aggressive Growth Fund - Class A, B and C
       AIM Global Growth Fund - Class A, B and C                            AIM Opportunities I Fund - Class A, B and C
        Supplement dated December 8, 2005 to the                            AIM Opportunities II Fund - Class A, B and C
          Prospectuses dated February 28, 2005                              AIMOpportunities III Fund - Class A, B and C
     as supplemented July 1, 2005, October 3, 2005                            Supplement dated December 8, 2005 to the
                  and November 9, 2005                                          Prospectuses dated February 28, 2005
                                                                                    as revised May 23, 2005 and
                  AIM INVESTMENT FUNDS                                  as supplemented July 1, 2005 and September 21, 2005

     AIM Developing Markets Fund - Class A, B and C                                       AIM STOCK FUNDS
    AIM Trimark Endeavor Fund - Class A, B, C and R
         AIM Trimark Fund - Class A, B, C and R                          AIM Dynamics Fund - Class A, B, C, R and Investor
        Supplement dated December 8, 2005 to the                              AIM S&P 500 Index Fund - Investor Class
          Prospectuses dated February 28, 2005                                Supplement dated December 8, 2005 to the
              as supplemented July 1, 2005                                      Prospectuses dated October 25, 2005

AIM Global Health Care Fund - Class A, B, C and Investor                          AIM Small Company Growth Fund -
        Supplement dated December 8, 2005 to the                                   Class A, B, C, R and Investor
            Prospectus dated April 29, 2005,                                  Supplement dated December 8, 2005 to the
              as revised July 18, 2005 and                                       Prospectus dated October 25, 2005
  as supplemented July 18, 2005 and September 16, 2005                           as supplemented November 14, 2005

 AIM Trimark Small Companies Fund - Class A, B, C and R                          AIM SUMMIT FUND - Class A, B and C
        Supplement dated December 8, 2005 to the                              Supplement dated December 8, 2005 to the
           Prospectus dated February 28, 2005                                    Prospectus dated October 31, 2005
  as supplemented July 1, 2005 and September 30, 2005                             as supplemented October 31, 2005

            AIM INVESTMENT SECURITIES FUNDS                                             AIM TAX-EXEMPT FUNDS

   AIM Global Real Estate Fund - Class A, B, C and R                     AIM High Income Municipal Fund - Class A, B and C
    AIM High Yield Fund -Class A, B, C and Investor                           Supplement dated December 8, 2005 to the
    AIM Income Fund - Class A, B, C, R and Investor                                Prospectus dated July 29, 2005
           AIM Intermediate Government Fund -                                      as supplemented August 5, 2005
             Class A, B, C, R and Investor
  AIM Limited Maturity Treasury Fund - Class A and A3                     AIM Tax-Exempt Cash Fund - Class A and Investor
    AIM Money Market Fund - AIM Cash Reserve Shares,                      AIM Tax-Free Intermediate Fund - Class A and A3
               Class B, C, R and Investor                                     Supplement dated December 8, 2005 to the
  AIM Municipal Bond Fund - Class A, B, C and Investor                            Prospectuses dated July 29, 2005
  AIM Real Estate Fund - Class A, B, C, R and Investor
      AIM Short Term Bond Fund - Class A, C and R                                   AIM TREASURER'S SERIES TRUST
    AIM Total Return Bond Fund - Class A, B, C and R
        Supplement dated December 8, 2005 to the                                 Premier Portfolio - Investor Class
          Prospectuses dated October 25, 2005                              Premier Tax-Exempt Portfolio - Investor Class
                                                                      Premier U.S. Government Money Portfolio - Investor Class
                                                                              Supplement dated December 8, 2005 to the
                                                                                 Prospectus dated February 25, 2005
                                                                                   as supplemented June 30, 2005

Effective February 27, 2006, shareholders of AIM International Allocation Fund may be charged a 2% redemption fee (on redemption proceeds) if shares are redeemed, including redeeming by exchange, within 30 days of their purchase.

Also effective February 27, 2006, AIM International Allocation Fund is added to the list of funds appearing immediately under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - REDEMPTION FEES" in the prospectus.

              AIM Select Basic Value Fund - Class A, B and C Shares

                    Supplement dated December 8, 2005 to the
                       Prospectus dated February 28, 2005
                          as supplemented July 1, 2005


Effective February 27, 2006, shareholders of AIM International Allocation Fund may be charged a 2% redemption fee (on redemption proceeds) if shares are redeemed, including redeeming by exchange, within 30 days of their purchase.

Also effective February 27, 2006, AIM International Allocation Fund is added to the list of funds appearing immediately under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - REDEMPTION FEES" in the prospectus.


                                       1